Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Schedule Of Costs And Depreciation Details
Interest income	€ 1,333	€ 263	€ 235
Change in fair value of derivatives, net		636	3,192
Forward gain			1,826
Total financing income	€ 1,333	€ 899	€ 5,253